Value Line Centurion Fund, Inc. (“Centurion Fund”)

 Value Line Strategic Asset Management Trust, a series of the Value Line Funds Variable Trust

 (“Strategic Asset Management Fund” and, together with the Centurion Fund, the “Funds”)

Supplement dated August 1, 2015 to

 Prospectus dated May 1, 2015

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus and any existing supplements thereto.

Effective August 1, 2015, the rate at which each Fund pays its Rule 12b-1 fee to EULAV Securities LLC (the “Distributor”) will change.

1.	In connection with this change, effective August 1, 2015, the following amendments will be made to the Prospectus for the Strategic Asset Management Fund:

A.	The section labeled “Fees and expenses” on page 2 of the Prospectus is deleted and replaced with the following:

 Fees and expenses.

This table describes the fees and expenses that you may pay in connection with an investment in the Fund. It does not take into account any fees or other expenses of any variable annuity or variable life insurance product. If such fees were reflected, expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.50%

Distribution and Service (12b-1) Fees	0.40%

Other Expenses	0.13%

Total Annual Fund Operating Expenses	1.03%

Less 12b-1 Fee Waiver*	-0.13%

Net Expenses After Fee Waiver	0.90%

* The expense information in this table has been restated to reflect the fee waiver agreement that currently benefits the Fund. Pursuant to this agreement, the Distributor has contractually agreed to waive a portion of the Fund’s Rule 12b-1 fee through June 30, 2016. There is no assurance that the Distributor will extend the fee waiver beyond June 30, 2016. The waiver cannot be modified or terminated before June 30, 2016 without the approval of the Board of Trustees of the Value Line Funds Variable Trust.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Strategic Asset Management Fund	$92	$315	$556	$1,248

B.	The bullet labeled “Distribution plan” under the section labeled “How to buy and sell shares” on page 19 of the Prospectus is deleted and replaced with the following:

•	Distribution plan

In accordance with Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), the Fund has adopted a Service and Distribution Plan (the “Plan”). Under the Plan, the Fund may pay the Distributor a fee at an annual rate of 0.40% of the Fund’s average daily net assets. The fee is paid to finance activities of the Distributor, principally intended to result in the sale of shares of the Fund. These activities include, among other things: providing incentives and compensation to GIAC to make the Fund available to the owners of Contracts and to provide personal services to those owners who fund their Contracts with shares of the Fund; providing administrative support services to the Fund in connection with the distribution of the Fund’s shares for use in funding Contracts; paying costs incurred in conjunction with marketing Fund shares, such as the expense incurred by GIAC, the Distributor, or affiliates of the Distributor of preparing, printing and distributing disclosure documents and promotional materials in connection with the funding of Contracts with Fund shares; holding seminars and sales meetings designed to promote the distribution of Contracts funded with Fund shares, to the extent permitted by applicable laws, rules or regulations; and training sales personnel of GIAC regarding the Fund. The fees payable to the Distributor under the Plan are payable without regard to actual expenses incurred, which means that the Distributor may earn a profit under the Plan. The Distributor has contractually agreed to waive through June 30, 2016 a portion of the Fund’s Rule 12b-1 fee in an amount equal to 0.15% of the Fund’s average daily net assets attributable to shares of the Fund purchased prior to May 1, 2003. There is no assurance that the Distributor will extend the contractual fee waiver beyond such date. Because Rule 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than if you paid other types of sales charges.

2.	In connection with this change, effective August 1, 2015, the following amendments will be made to the Prospectus for the Centurion Fund:

A.	The section labeled “Fees and expenses” on page 2 of the Prospectus is deleted and replaced with the following:

Fees and expenses.

This table describes the fees and expenses that you may pay in connection with an investment in the Fund. It does not take into account any fees or other expenses of any variable annuity or variable life insurance product. If such fees were reflected, expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%

Distribution and Service (12b-1) Fees	0.40%

Other Expenses	0.14%

Total Annual Fund Operating Expenses	1.04%

Less 12b-1 Fee Waiver*	-0.13%

Net Expenses After Fee Waiver	0.91%

* The expense information in this table has been restated to reflect the fee waiver agreement that currently benefits the Fund. Pursuant to this agreement, the Distributor has contractually agreed to waive a portion of the Fund’s Rule 12b-1 fee through June 30, 2016. There is no assurance that the Distributor will extend the fee waiver beyond June 30, 2016. The waiver cannot be modified or terminated before June 30, 2016 without the approval of the Fund’s Board of Directors.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund ‘s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Centurion Fund	$93	$318	$561	$1,259

B.	The bullet labeled “Distribution plan” under the section labeled “How to buy and sell shares” on page 13 of the Prospectus is deleted and replaced with the following:

•	Distribution plan

In accordance with Rule 12b-1 under the 1940 Act, the Fund has adopted a Service and Distribution Plan (the “Plan”). Under the Plan, the Fund may pay to the Distributor a fee at an annual rate of 0.40% of the Fund’s average daily net assets. The fee is paid to finance activities of the Distributor, principally intended to result in the sale of shares of the Fund. These activities include, among other things: providing incentives and compensation to GIAC to make the Fund available to the owners of Contracts and to provide personal services to those owners who fund their Contracts with shares of the Fund; providing administrative support services to the Fund in connection with the distribution of the Fund’s shares for use in funding Contracts; paying costs incurred in conjunction with marketing Fund shares, such as the expense incurred by GIAC, the Distributor, or affiliates of the Distributor of preparing, printing and distributing disclosure documents and promotional materials in connection with the funding of Contracts with Fund shares; holding seminars and sales meetings designed to promote the distribution of Contracts funded with Fund shares, to the extent permitted by applicable laws, rules or regulations; and training sales personnel of GIAC regarding the Fund. The fees payable to the Distributor under the Plan are payable without regard to actual expenses incurred, which means that the Distributor may earn a profit under the Plan. The Distributor has contractually agreed to waive through June 30, 2016 a portion of the Fund’s Rule 12b-1 fee in an amount equal to 0.15% of the Fund’s average daily net assets attributable to shares of the Fund purchased prior to May 1, 2003. There is no assurance that the Distributor will extend the contractual fee waiver beyond such date. Because Rule 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than if you paid other types of sales charges.

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus and any existing supplements thereto.

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

FOR FUTURE REFERENCE

Value Line Centurion Fund, Inc. (“Centurion Fund”)

Value Line Strategic Asset Management Trust, a series of the Value Line Funds Variable Trust

(“Strategic Asset Management Fund” and, together with the Centurion Fund, the “Funds”)

Supplement dated August 1, 2015 to

Statement of Additional Information dated May 1, 2015

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Statement of Additional Information and any existing supplements thereto.

Effective August 1, 2015, the rate at which each Fund pays its Rule 12b-1 fee to EULAV Securities LLC (the “Distributor”) will change.

1.	In connection with this change, effective August 1, 2015, the first paragraph in the section labeled “Service and Distribution Plan” on page B-20 of the Statement of Additional Information for the Strategic Asset Management Fund is deleted and replaced with the following:

The Plan is designed to finance the activities of the Distributor in advertising, marketing and distributing Fund shares and for servicing Fund shareholders at an annual rate of 0.40% of the Fund’s average daily net assets. During the fiscal year ended December 31, 2014, fees amounting to $1,336,135 before fee waivers were accrued under the Plan. The Distributor incurred $874,916 in advertising and other marketing expenses. Effective May 1, 2012 through July 31, 2015, the Distributor contractually agreed to waive a portion of the Fund’s Rule 12b-1 fee equal to 0.15% of the Fund ‘s average daily net assets. For the fiscal year ended December 31, 2014, fees waived amounted to $501,051. Effective August 1, 2015 through June 30, 2016, the Distributor has contractually agreed to waive a portion of its Rule 12b-1 fee in an amount equal to 0.15% of the Fund’s average daily net assets attributable to shares of the Fund purchased before May 1, 2003. There is no assurance that the Distributor will extend the contractual fee waiver beyond June 30, 2016.

2.	In connection with this change, effective August 1, 2015, the first paragraph in the section labeled “Service and Distribution Plan” on page B-15 of the Statement of Additional Information for the Centurion Fund is deleted and replaced with the following:

The Plan is designed to finance the activities of the Distributor in advertising, marketing and distributing Fund shares and for servicing Fund shareholders at an annual rate of 0.40% of the Fund’s average daily net assets. During the fiscal year ended December 31, 2014, fees amounting to $602,896 before fee waivers were accrued under the Plan. The Distributor incurred $384,226 in advertising and other marketing expenses. Effective May 1, 2012 through July 31, 2015, the Distributor contractually agreed to waive a portion of the Fund’s Rule 12b-1 fee equal to 0.15% of the Fund’s average daily net assets. For the fiscal year ended December 31, 2014, fees waived amounted to $226,086. Effective August 1, 2015 through June 30, 2016, the Distributor has contractually agreed to waive a portion of its Rule 12b-1 fee in an amount equal to 0.15% of the Fund’s average daily net assets attributable to shares of the Fund purchased before May 1, 2003. There is no assurance that the Distributor will extend the contractual fee waiver beyond June 30, 2016.

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE